SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   -----------

                                    FORM N-Q
                                    ---------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)
                                   ----------

                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2008

                  DATE OF REPORTING PERIOD: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)

  Number of
    shares                       Description                                                         Market value
                 BANKING                                                     7.69%
      350                 Bank Of America Corporation                                                  12,250.00
      413                 HSBC Holdings                                                                33,382.79
      200                 Wachovia Corp                                                                   700.00
                                                                                                  --------------
                                                                                                       46,332.79
                 COMPUTERS & PERIPHERAL                                      11.33%
      500                 Dell inc.                                                                     8,240.00
      500                 Intel Corporation                                                             9,365.00
      200                 International business Machines                                              23,392.00
      200                 Cisco                                                                         4,512.00
      200                 Apple Computer                                                               22,732.00
                                                                                                  --------------
                                                                                                       68,241.00
                 COMMUNICATIONS                                              1.30%
       29                 Nortel Networks                                                                  64.96
      400                 Comcast Corp                                                                  7,852.00
                 HOTELS                                                      1.30%
      300                 Marriott International                                                        7,827.00

                 DIVERSIFIED MINERALS                                        5.19%
      500                 Alcoa inc.                                                                   11,290.00
      200                 Freeport-Mcmoran Copper & Gold Inc.                                          11,370.00
     2,000                Northern Dynasty Minerals ltd.                                                8,600.00
                                                                                                  --------------
                                                                                                       31,260.00
                 DRUG & MEDICAL                                              8.54%
      250                 Amgen, inc.                                                                  14,817.50
      300                 Johnson & Johnson                                                            20,784.00
      300                 Novartis Ag                                                                  15,852.00
                                                                                                  --------------
                                                                                                       51,453.50
                 ELECTRONICS/EQUIPMENT                                       4.69%
      350                 Canon Inc Adr                                                                13,212.50
      300                 Medtronic Inc.                                                               15,030.00
                                                                                                  --------------
                                                                                                       28,242.50
                 ENERGY
      200                 Alliance Resource LP                                                          6,304.00
      200                 Chesapeake Energy                                                             7,172.00
      550                 CNX Gas Corporation                                                          12,314.50
                                                                                                  --------------
                                                                                                       25,790.50
                 FINANCIAL & COMMERCIAL SERVICES                             2.32%
      200                 Citigroup inc.                                                                4,102.00
      400                 Western Union Co                                                              9,868.00
                                                                                                  --------------
                                                                                                       13,970.00

                 FOOD/HEALTH CARE                                            9.54%
      300                 Nutrisystem, Inc.                                                             5,316.00
      200                 Pepsico Inc.                                                                 14,254.00
      300                 Wrigley/William/Jr                                                           23,820.00
      300                 Wellpoint                                                                    14,031.00
                                                                                                  --------------
                                                                                                       57,421.00
                 MANUFACTURING/ENGINEERING                                   10.30%
      100                 Flowserve Corp                                                                8,877.00
      400                 General electric                                                             10,200.00
      300                 Honeywell Intl, Inc.                                                         12,465.00
      400                 Ingersoll-Rand Company limited                                               12,468.00
      300                 United Technologies                                                          18,018.00
                                                                                                  --------------
                                                                                                       62,028.00
                 OIL SERVICES                                                16.43%
      300                 Nabors Industries ltd.                                                        7,476.00
      400                 Halliburton Company                                                          12,956.00
      350                 Canadian Natural Resources ltd                                               23,961.00
      300                 Occidental Petroleum                                                         31,135.00
      300                 Schlumberger                                                                 23,427.00
                                                                                                  --------------
                                                                                                       98,955.00
                 PSYCHIATRIC THERAPY                                         1.89%
                                                                                                  --------------
      300                 Psychiatric Solutions, inc.                                                  11,385.00

                 PUBLISHING                                                  1.05%
                                                                                                  --------------
      200                 Mcgraw Hill Cos, Inc                                                          6,322.00

                 RECREATION                                                  3.54%
      300                 Polaris Industries inc.                                                      13,647.00
      300                 Shanda Interactive                                                            7,665.00
                                                                                                  --------------
                                                                                                       21,312.00
                 RETAILERS/APPAREL                                           9.25%
      300                 Lowe's Companies, inc.                                                        7,107.00
      300                 Home Depot, inc.                                                              7,767.00
      150                 Walgreen Company                                                              4,644.00
      300                 Walmart                                                                      17,967.00
      300                 Carters                                                                       5,919.00
      300                 Crocs Inc                                                                     1,074.00
      300                 Ebay Inc                                                                      6,714.00
      200                 Staples                                                                       4,500.00
                                                                                                  --------------
                                                                                                       55,692.00
                 SAVINGS & LOANS                                             0.01%
                                                                                                  --------------
      450                 Washington Mutual, inc.                                                          36.90
                 TELECOM-CELLULAR                                            0.64%
                                                                                                  --------------
      1000                Alcatel Lucent                                                                3,840.00
                 TRANSPORTATION                                              0.41%
                                                                                                  --------------
      500                 Jetblue Airways Corp                                                          2,475.00
                 SHORT TERM INVESTMENTS                                      0.29%
                                                                                                  --------------
                          Evergreen Investments                                                         1,752.21
                                                                        ----------------------------------------
                 NET ASSETS                                                 100.00%                   602,188.40

                             AMERITOR SECURITY TRUST

the tax basis cost of the Fund's investments was 693,132.24 and the unrealized appreciation and depreciation were $46,759.41 and $149,390.50 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

            (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

            (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust

By:                                /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: October 24, 2008

By:                                /s/ Jerome Kinney
                                   ---------------------------
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer

Date: October 24, 2008